Supplementary Financial Information (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011
Quarterly Financial Information [Line Items]
Revenue			$ 14,952	$ 9,381	$ 9,339	$ 10,373	$ 15,161	$ 10,749	$ 10,095	$ 9,471	$ 39,948	$ 41,319	$ 45,476	$ 44,432
Comparable store sales % change (as a percent)			(1.40%)	(5.10%)	(3.30%)	(5.20%)	(2.20%)	0.80%	(2.80%)	(1.80%)	(1.70%)		(1.50%)
Gross profit	16	24	3,344	2,228	2,261	2,584	3,615	2,528	2,514	2,334	9,346	9,912	10,991	10,932
Operating income (loss)	(14)	(1)	(182)	2	88	264	1,231	309	384	276	(116)	1,898	2,200	2,280
Net earnings (loss) from continuing operations	(13)	0	(460)	(9)	31	169	806	230	228	160	(466)	1,217	1,424	1,465
Gain (loss) from discontinued operations, net of tax	(12)	(28)	81	10	(38)	(17)	(1,238)	(99)	(68)	3	46	(1,394)	(1,402)	(99)
Net earnings (loss) including noncontrolling interests	(25)	(28)	(379)	1	(7)	152	(432)	131	160	163	(420)	(177)	22	1,366
Net earnings (loss) attributable to Best Buy Co., Inc. shareholders	(14)	(33)	(409)	(10)	12	158	(1,698)	154	177	136	(441)	(1,425)	(1,231)	1,277
Diluted earnings (loss) per share
Continuing operations (in dollars per share)			$ (1.36)	$ (0.03)	$ 0.09	$ 0.49	$ 2.29	$ 0.63	$ 0.60	$ 0.40	$ (1.38)	$ 3.19	$ 3.81	$ 3.53
Discontinued operations (in dollars per share)			$ 0.15	$ 0.00	$ (0.05)	$ (0.03)	$ (7.10)	$ (0.21)	$ (0.13)	$ (0.05)	$ 0.08	$ (6.91)	$ (7.08)	$ (0.45)
Diluted (in dollars per share)			$ (1.21)	$ (0.03)	$ 0.04	$ 0.46	$ (4.81)	$ 0.42	$ 0.47	$ 0.35	$ (1.30)	$ (3.72)	$ (3.27)	$ 3.08
Months until inclusion in comparable store sales											14 months
Restructuring charges			169	34	91	127	25	22	1
Goodwill impairments											822	0	0	0
International [Member]
Quarterly Financial Information [Line Items]
Revenue											6,605		7,861	7,362
Operating income (loss)											(850)		236	70
Best Buy Europe [Member]
Diluted earnings (loss) per share
Profit share agreement, buy-out price							1,303						1,303
Continuing Operations [Member]
Diluted earnings (loss) per share
Restructuring charges											$ 415		$ 48